EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
EARNINGS PER SHARE
Net income/(loss) attributable to the common shareholders	$ (59,433,585)	$ 16,076,072
Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities	0	0
Diluted weighted-average common shares outstanding	19,837,642	19,837,642
Earnings (loss) per share - Basic	$ (2.51)	$ 0.51
Earnings (loss) per share - Diluted	(2.51)	0.51
Earnings (loss) per share - From continuing operations	(2.93)	0.06
Earnings (loss) per share - From discontinued operations	$ 0.42	$ 0.45